Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and Contingencies

Note 15—Commitments and Contingencies

Operating Leases

We operate from leased premises in Denmark, Germany and the US. In addition, we have entered into operating leases for equipment. The total lease commitment under operating leases was:

	2017	2016
	(EUR’000)
Within 1 year	2,951	1,608
Within 1 to 5 years	12,485	4,309
After 5 years	3,957	428

Total commitments held under operating leases	19,393	6,345

Total expenses under operating leases were €1.6 million, €1.5 million, and €0.9 million for the financial years ended December 31, 2017, 2016, and 2015, respectively.